Schedule of Investments (unaudited)
December 31, 2023
BlackRock 40/60 Target Allocation Fund
(Percentages shown are based on Net Assets)
Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 42.1%
BlackRock Emerging Markets Fund, Inc., Class K	523,013	$ 12,688,296
BlackRock Sustainable Advantage Large Cap Core Fund, Class K	2,073,645	41,825,416
iShares Core S&P 500 ETF	230,118	109,911,260
iShares Global Energy ETF	140,165	5,481,853
iShares MSCI EAFE Growth ETF	175,126	16,960,953
iShares MSCI EAFE Value ETF	494,804	25,779,289
iShares MSCI U.S.A. Quality Factor ETF	192,039	28,256,619
iShares S&P 100 ETF	42,437	9,480,002
iShares S&P 500 Growth ETF(b)	84,171	6,321,242
iShares U.S. Technology ETF	71,725	8,804,244
		265,509,174
Fixed-Income Funds — 57.8%
BlackRock U.S. Mortgage Portfolio	2,363,828	20,990,788
iShares 20+ Year Treasury Bond ETF	375,224	37,102,149
iShares Core Total USD Bond Market ETF	1,315,586	60,609,047
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	231,516	25,619,561
iShares J.P. Morgan USD Emerging Markets Bond ETF	74,999	6,679,411
iShares TIPS Bond ETF	144,768	15,561,112
iShares Treasury Floating Rate Bond ETF	946,120	47,750,676
Master Total Return Portfolio	$ 150,224,427	150,224,427
		364,537,171
Total Long-Term Investments — 99.9% (Cost: $594,922,217)		630,046,345
Security	Shares	Value
Short-Term Securities
Money Market Funds — 4.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.26%(a)(c)	1,359,961	$ 1,359,961
SL Liquidity Series, LLC, Money Market Series, 5.58%(a)(c)(d)	26,108,254	26,116,086
Total Short-Term Securities — 4.4% (Cost: $27,478,579)		27,476,047
Total Investments — 104.3% (Cost: $622,400,796)		657,522,392
Liabilities in Excess of Other Assets — (4.3)%		(26,844,353)
Net Assets — 100.0%		$ 630,678,039
(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 09/30/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/23	Shares/ Investment Value Held at 12/31/23	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Emerging Markets Fund, Inc., Class K	$ 11,858,324	$ 173,392	$ (220,837)	$ (10,949)	$ 888,366	$ 12,688,296	523,013	$ 140,884	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Class	967,261	392,700(a)	—	—	—	1,359,961	1,359,961	6,285	—
BlackRock Sustainable Advantage Large Cap Core Fund, Class K	38,527,758	372,569	(1,386,837)	35,270	4,276,656	41,825,416	2,073,645	266,916	—
BlackRock U.S. Mortgage Portfolio	20,077,656	364,404	(346,215)	(16,494)	911,437	20,990,788	2,363,828	307,523	—

Schedule of Investments (unaudited)  (continued)
December 31, 2023
BlackRock 40/60 Target Allocation Fund
Affiliates (continued)
Affiliated Issuer	Value at 09/30/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/23	Shares/ Investment Value Held at 12/31/23	Income (Expense)	Capital Gain Distributions from Underlying Funds
iShares 20+ Year Treasury Bond ETF	$ 29,977,486	$ 3,627,866	$ (543,891)	$ (71,164)	$ 4,111,852	$ 37,102,149	375,224	$ 426,606	$ —
iShares Core S&P 500 ETF	83,898,598	16,814,321	(1,934,127)	(54,689)	11,187,157	109,911,260	230,118	441,930	—
iShares Core S&P Mid-Cap ETF(b)	5,660,744	—	(5,478,217)	(659,210)	476,683	—	—	—	—
iShares Core Total USD Bond Market ETF	68,977,286	926,775	(12,096,630)	(932,885)	3,734,501	60,609,047	1,315,586	773,706	—
iShares Global Energy ETF	—	5,994,591	(110,588)	(6,812)	(395,338)	5,481,853	140,165	87,930	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	23,594,675	423,156	(395,552)	(16,097)	2,013,379	25,619,561	231,516	358,408	—
iShares J.P. Morgan USD Emerging Markets Bond ETF	6,167,132	121,382	(98,824)	(3,147)	492,868	6,679,411	74,999	105,578	—
iShares MSCI EAFE Growth ETF	22,493,059	155,978	(7,372,436)	131,038	1,553,314	16,960,953	175,126	114,167	—
iShares MSCI EAFE Value ETF	26,290,970	535,393	(2,545,501)	(138,613)	1,637,040	25,779,289	494,804	465,643	—
iShares MSCI U.S.A. Min Vol Factor ETF(b)	6,124,289	—	(6,117,801)	(122,489)	116,001	—	—	—	—
iShares MSCI U.S.A. Quality Factor ETF	26,755,347	159,692	(1,623,731)	126,849	2,838,462	28,256,619	192,039	104,592	—
iShares S&P 100 ETF	—	8,709,042	(165,312)	3,215	933,057	9,480,002	42,437	28,263	—
iShares S&P 500 Growth ETF	5,834,379	34,160	(110,456)	(2,116)	565,275	6,321,242	84,171	17,867	—
iShares TIPS Bond ETF	15,093,023	168,047	(247,127)	(7,357)	554,526	15,561,112	144,768	127,708	—
iShares Treasury Floating Rate Bond ETF	49,954,951	978,519	(2,925,732)	273	(257,335)	47,750,676	946,120	852,933	—
iShares U.S. Technology ETF	6,060,809	1,654,854	(165,850)	3,547	1,250,884	8,804,244	71,725	16,566	—

Schedule of Investments (unaudited)  (continued)
December 31, 2023
BlackRock 40/60 Target Allocation Fund
Affiliates (continued)
Affiliated Issuer	Value at 09/30/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/23	Shares/ Investment Value Held at 12/31/23	Income (Expense)	Capital Gain Distributions from Underlying Funds
Master Total Return Portfolio	$ 142,595,730	$ —	$ (397,326)(a)(c)	$ (638,177)	$ 8,664,200	$ 150,224,427	$150,224,427	$ 1,757,766	$ —
SL Liquidity Series, LLC, Money Market Series	23,840,460	2,273,880(a)	—	4,284	(2,538)	26,116,086	26,108,254	65,077(d)	—
				$ (2,375,723)	$ 45,550,447	$ 657,522,392		$ 6,466,348	$ —
(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.
(c)	Inclusive of income and expense allocated from the Master Portfolio.
(d)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Schedule of Investments (unaudited)  (continued)
December 31, 2023
BlackRock 40/60 Target Allocation Fund
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$ 479,821,918	$ —	$ —	$ 479,821,918
Short-Term Securities
Money Market Funds	1,359,961	—	—	1,359,961
	$ 481,181,879	$ —	$ —	481,181,879
Investments valued at NAV(a)				176,340,513
				$ 657,522,392
(a)	Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
Portfolio Abbreviation
ETF	Exchange-Traded Fund
S&P	Standard & Poor’s
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